Share-Based Payment (Details 4) - $ / shares	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
PBI [Member]
Statement Line Items [Line Items]
Weighted average exercise price	$ 0.15	$ 0.15
Weighted average remaining contractual life (in years)	2 years 8 months 19 days	3 years 7 months 17 days
PPL [Member]
Statement Line Items [Line Items]
Weighted average exercise price	$ 2.83	$ 2.34
Weighted average remaining contractual life (in years)	1 year 7 months 17 days	1 year 11 months 1 day
iOx [Member]
Statement Line Items [Line Items]
Weighted average exercise price	$ 152.84
Weighted average remaining contractual life (in years)	3 years 1 month 6 days